EMPLOYEE BENEFIT EXPENSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFIT EXPENSES
Salaries and bonus	¥ 4,150,233	¥ 3,850,040	¥ 3,980,430
Housing fund	391,757	388,017	395,699
Staff welfare and other expenses	1,557,661	1,495,618	1,672,833
Employment expense in relation to early retirement schemes	767,632	132,044	34,893
Employment expenses in relation to termination benefit	30,247	29,007	26,753
Total employee benefits expense	¥ 6,897,530	¥ 5,894,726	¥ 6,110,608